SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

14.	SUBSEQUENT EVENTS
The Group has evaluated subsequent events through March 2, 2026 the date of issuance of the unaudited condensed consolidated financial statements.
In January 2026, WSI, a wholly-owned subsidiary entered into a facility letter agreement amendment (“facility letter”) with certain banking corporation in Hong Kong, to increase its existing banking facilities from HK$20 million to HK$40 million. The facilities are revolving in nature and intended to support WSI’s trading activities. This increase provides additional liquidity to WSI but does not impact the consolidated financial position as of September 30, 2025.
Except for the matters mentioned above and those disclosed elsewhere in the unaudited condensed consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s unaudited condensed consolidated financial statements.

15.
EVENTS SUBSEQUENT TO THE ISSUANCE OF UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 INCLUDED IN THE POST-EFFECTIVE AMENDMENT NO.1 TO FORM F-1 REGISTRATION STATEMENT UNDER THE SECRUITIES ACT OF 1933 FILED ON MARCH 2, 2026

On April 16, 2026, Waton AI Genius Holding Limited (“Waton AI”), a wholly-owned subsidiary of the Company incorporated in the British Virgin Islands, converted the outstanding principal amount of a convertible promissory note into 7,500,000 preferred shares (the “Preferred Shares”) of PandaAI Quantum Holdings Limited (the “Invested Company”), an exempted company incorporated in the Cayman Islands, at a conversion price of US$0.376350156 per share. The underlying Preferred Share Purchase Agreement was entered into on November 19, 2025, and the note closing (principal amount of US$2,822,626) had been consummated prior to the conversion.
On April 19, 2026, the Company entered into a Finder’s Services Agreement (the “Finder’s Agreement”) with OCASIA Group Holdings Ltd. (the “Finder”), a company incorporated under the laws of the Republic of the Marshall Islands, and Love & Health Limited (“SPAC”). Pursuant to the Finder’s Agreement, the Finder agreed to assist the SPAC in identifying and facilitating introductions to one or more potential operating businesses suitable for a business combination. If the SPAC consummates a business combination with a target introduced by the Finder, the Company will pay the Finder a success fee equal to 1% of the pre-money valuation of the target at closing if such valuation exceeds $400 million, or an appropriate rate negotiated in good faith if the valuation is below $400 million. In addition, within 30 days of execution of the Finder’s Agreement, the Company agreed to pay the Finder an upfront cash payment of $1,200,000, to be credited against any success fee ultimately payable. The remaining balance of any success fee is payable at closing of the business combination, at the Finder’s election, in restricted stock units issued under the Company’s 2024 global equity incentive plan, cash, or another form mutually agreed upon in writing.
On May 4, 2026, WTF Asia Holding Limited (“WTF Asia”), a wholly owned subsidiary of the Company, is incorporated in the BVI with limited liability and the principal business is investment holding. On May 18, 2026, WTF Asia acquired 42.4% equity interest of CTFEX Holding Pte. Limited (“CTFEX”), a limited liability company incorporated in Singapore, for a consideration of SGD500,000.